Trade and Other Receivables - Summary of Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year	$ 12,430	$ 13,180
Adjustment implementation IFRS 9		(216)
Provision bad debt expense	50,703	4,526
Reversal against the allowance	(21,132)	(5,060)
Balance at end of year	$ 42,001	$ 12,430